Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 02, 2013	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized			300,000,000	300,000,000	300,000,000
Common stock, par value			$ 0.50	$ 0.50	$ 0.5
Preferred stock, shares authorized			1,738,619
Preferred stock, par value			$ 1.00
Five for four stock split conversion ratio	1.25	1.25
Percentage Of Stock Split Distribution	25.00%	25.00%
Adjustments to Additional Paid in Capital, Stock Split	$ 17,655
Direct Stock Purchase Plan discount from current market value			5.00%
Remaining common stock available for use			1,904,487
Issue of common shares under dividend reinvestment plan			432,894	711,740	735,931
Common stock sold under dividend reinvestment plan			10,107	12,921	12,304
Shares authorized for repurchase			685,348			685,348
wtr-Shares available for repurchase			685,348
Repurchase of stock, shares			415,233	77,355	51,431
Repurchase of stock			12,823	1,818	1,163
Dividend Reinvestment [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of stock, shares			154,900
Repurchase of stock			$ 3,693